Equity settled share-based payments - Number of restricted shares and the respective weighted-average grant date fair value (Details) shares in Thousands, $ in Thousands		12 Months Ended
	Aug. 27, 2018 CNY (¥) USD ($) ¥ / shares	Jun. 30, 2022 CNY (¥) USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) USD ($) ¥ / shares shares	Jun. 30, 2020 CNY (¥) USD ($) $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at the beginning		5,755,788	79,224,019,000	12,130,664,000	12,130,664,000
Number of shares, granted during the year | $	12,130,664
Number of shares, vested during the year | shares		(2,114,000)	(71,132,744)
Number of shares, forfeited during the year | $		(1,101,368)	(2,335,487)
Number of shares, effect of restricted share split | shares				68,078,784	68,078,784
Number of shares, outstanding at the end		2,540,420	5,755,788	79,224,019,000	79,224,019,000
Weighted-average exercise price, outstanding at the beginning (in dollars per share) | (per share)		$ 0.036	$ 0.036	¥ 1.79
Weighted-average exercise price, granted during the year (in dollars per share) | ¥ / shares	¥ 1.79
Weighted-average exercise price, vested during the year (in dollars per share)		0.036	0.036
Weighted-average exercise price, forfeited during the year (in dollars per share)		0.036	0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)		0.036	0.036		$ 0.036
Weighted-average grant date fair value, outstanding at the beginning (in dollars per share) | (per share)		7.67	7.67	¥ 53.67
Weighted-average grant date fair value, vested during the year (in dollars per share)		7.67	7.67
Weighted-average grant date fair value, forfeited during the year (in dollars per share)		7.67	7.67
Weighted-average grant date fair value, outstanding at the end (in dollars per share)		$ 7.67	$ 7.67		$ 7.67
Weighted-average remaining contract life of restricted shares		73 months	85 months
Aggregate fair value of restricted shares | ¥	¥ 53.67	$ 651,053,000
2018 Share Award Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, forfeited during the year | ¥				(784,200,000)	(784,200,000)
Weighted-average exercise price, forfeited during the year (in dollars per share) | ¥ / shares				¥ 1.79
Weighted-average grant date fair value, forfeited during the year (in dollars per share) | ¥ / shares				¥ 53.67
2020 Share Award Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, forfeited during the year | $				(201,229)	(201,229)
Weighted-average exercise price, forfeited during the year (in dollars per share)					$ 0.036
Weighted-average grant date fair value, forfeited during the year (in dollars per share)					$ 7.67